Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Leases Supplemental Quantitative Information
Supplemental quantitative information related to leases includes the following:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$(1,021)	$(746)
Weighted average remaining lease term in years — operating leases	3.6	1.8
Weighted average discount rate — operating leases	11.1%	11.8%

Schedule of Lease Maturities of Lease Liabilities
Approximate future minimum lease payments under operating leases were as follows (in thousands):

Year Ended December 31,	Amount
2024	$1,042
2025	916
2026	944
2027	724

Total lease payments	3,626
Less imputed interest	(630)

Total lease liabilities	2,996
Less current portion of lease liability	759

Lease liability, net of current portion	$2,237